QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ 12,248	€ (6,323)	€ 9,798
Group's gross debt that bears floating rates of interest (percent)	48.00%	58.00%
Borrowings, decrease in basis points	2500.00%	0.25%
Funding limit	€ 550,000	€ 600,000
Receivables from financing activities	1,661,632	1,451,158
Trade receivables	€ 349,176	261,380
Concentration of bank and deposit accounts, maximum percent	25.00%
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 107,203	82,029
Trade receivables	47,151	35,935
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	7,035	20,197	(25,923)
Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	16,547	11,165	9,950
Trade receivables | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	33,376	25,418	€ 25,800
U.S. Dollar
Disclosure of credit risk exposure [line items]
Trade receivables	152,537	118,233
Pound Sterling
Disclosure of credit risk exposure [line items]
Trade receivables	12,814	6,096
Japanese Yen
Disclosure of credit risk exposure [line items]
Trade receivables	€ 6,104	7,230
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 171,437	191,355
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 648	€ 565
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	59.00%	60.00%	65.00%
Revenue | Currency risk | Top of range
Disclosure of credit risk exposure [line items]
Average risk exposure hedged (percent)	90.00%
Revenue | Currency risk | U.S. Dollar
Disclosure of credit risk exposure [line items]
Risk exposure percent	61.00%	57.00%	52.00%